UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

STKd 100% Bitcoin & 100% Gold ETF Tailored Shareholder Report

annual shareholder report March 31, 2026 STKd 100% Bitcoin & 100% Gold ETF Ticker: BTGD (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the STKd 100% Bitcoin & 100% Gold ETF (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.quantifyfunds.com/stackedbitcoingoldetf/btgd/. You can also request this information by contacting us at (844) 599-9888 or by writing to the STKd 100% Bitcoin & 100% Gold ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% Bitcoin & 100% Gold ETF	$102	1.00%

Cumulative Performance

(Initial Investment of $10,000)

STKd 100% Bitcoin & 100% Gold ETF - $14,066
S&P 500® Total Return Index - $11,437
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
10/15/2024
03/31/2025
09/30/2025
03/31/2026

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2026	1 Year	Since Inception 10/15/24
STKd 100% Bitcoin & 100% Gold ETF - at NAV	4.92%	26.37%
S&P 500® Total Return Index	17.80%	9.65%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.quantifyfunds.com/stackedbitcoingoldetf/btgd/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

As of 3/31/26, BTGD had $65.2MM in AUM with 2.4MM shares outstanding at a NAV of $27.18.

The Fund’s performance is due to a mix between the performance of Bitcoin and Gold, along with BTGD’s rebalancing mechanism that allows for adjustments to take advantage of rallies in either Bitcoin or Gold to get back to 100% & 100% exposure for each.

What factors influenced performance?

Bitcoin performance benefited from increasing institutional participation, broader integration into traditional financial markets, and continued investor interest in scarce, non-sovereign assets amid elevated fiscal deficits and monetary uncertainty. Bitcoin volatility throughout the year also created opportunities for the Fund’s rebalancing strategy to add value through periodic reallocations. Gold performance was driven by continued central bank accumulation, declining confidence in fiat currencies, geopolitical instability, and shifting expectations around global interest rates. The combination of Bitcoin and gold continued to provide diversification benefits due to their differing market drivers and historically low long-term correlation with traditional equity and fixed income assets.

Positioning

Throughout the Q1 of 2026, the portfolio maintained close to a 100% Bitcoin and 100% Gold allocation:

• Bitcoin weighting: Ranged from 98.51% to 104.48%

• Gold weighting: Ranged from 98.10% to 102.46%

STKd 100% Bitcoin & 100% Gold ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$65,229
Number of Holdings	8
Total Advisory Fee Paid	$696,172
Portfolio Turnover Rate	425%

What did the Fund invest in?

(as of March 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	37.6
ProShares Bitcoin ETF	16.8
United States Treasury Bills	15.3
Reverse Repurchase Agreement, 4.00%, 4/1/26 with StoneX Financial, Inc.	-15.2
iShares Bitcoin Trust ETF	8.6
SPDR Gold MiniShares Trust	8.5
Chicago Mercantile Exchange Futures	-3.3
Gold Futures	2.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.quantifyfunds.com/stackedbitcoingoldetf/btgd/.

Fund Changes

Effective October 23, 2025 the Fund had a change to its 80% investment policy. The new 80% policy is consistent with the Fund's current investment objective and principal investement strategies, except that it will permit the Fund to utilize additional instruments, including options, to implement its principal investment strategies.

Effective October 23, 2025 the Fund added a disclosures to its Principal Investment Strategy and Derivatives Risks, bringing more context to its use of options strategies.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

STKd 100% Bitcoin & 100% Gold ETF

	FYE 3/31/2026	FYE 3/31/2025
( a ) Audit Fees	$17,250	$17,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,600	$6,500
( d ) All Other Fees	N/A	N/A

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Fund, for engagements directed related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

	FYE 3/31/2026	FYE 3/31/2025
(a) Audit-Related Fees	N/A	N/A
(b) Tax Fees	$495,000	N/A
(c) All other fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years:

Fiscal Year Ended March 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$6,600	$495,000	N/A	$451,600
2025	$6,500	N/A	N/A	$6,500

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, David Norris, and Domenick Pugliese.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
March 31, 2026

Tidal Trust II

STKd 100% Bitcoin & 100% Gold ETF	| BTGD	| The Nasdaq Stock Market, LLC

STKd 100% Bitcoin & 100% Gold ETF

Consolidated Schedule of Investments	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

EXCHANGE TRADED FUNDS - 33.9%	Shares	Value
iShares Bitcoin Trust ETF (a)	145,839	$5,603,134
ProShares Bitcoin ETF	1,180,000	10,985,800
SPDR Gold MiniShares Trust (a)	59,801	5,542,955
TOTAL EXCHANGE TRADED FUNDS (Cost $20,669,138)		22,131,889

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 37.6%
First American Government Obligations Fund - Class X, 3.58% (b)(c)	24,554,880	24,554,880
TOTAL MONEY MARKET FUNDS (Cost $24,554,880)		24,554,880

U.S. TREASURY BILLS - 15.4%	Par
3.64%, 04/02/2026 (d)(e)	$10,000,000	9,999,002
TOTAL U.S. TREASURY BILLS (Cost $9,998,990)		9,999,002

TOTAL INVESTMENTS - 86.9% (Cost $55,223,008)		56,685,771
Other Assets in Excess of Liabilities - 13.1%		8,543,098
TOTAL NET ASSETS - 100.0%		$65,228,869

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(d)	The rate shown is the annualized yield as of March 31, 2026.
(e)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The total value of securities committed as collateral as of March 31, 2026 is $9,999,002.

The accompanying notes are an integral part of these financial statements.	1

Consolidated Schedule of Futures Contracts	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

The STKd Bitcoin & Gold Cayman Subsidiary had the following futures contracts outstanding with StoneX Financial, Inc. and ClearStreet LLC:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange Bitcoin	144	04/24/2026	$48,985,200	$(2,151,274)
Gold	127	06/26/2026	59,418,220	1,692,248
Net Unrealized Appreciation (Depreciation)				$(459,026)

The accompanying notes are an integral part of these financial statements.	2

Consolidated Schedule of Reverse Repurchase Agreements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial, Inc.	4.00%	03/30/2026	04/01/2026	$9,898,239	$9,896,040
				$9,898,239	$9,896,040

The accompanying notes are an integral part of these financial statements.	3

Consolidated Statement of Assets and Liabilities	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

ASSETS:
Investments, at value (Note 2)	$56,685,771
Deposit at broker for futures contracts	19,581,765
Unrealized appreciation on futures contracts	1,692,248
Dividends receivable	58,433
Other receivables	18
Total assets	78,018,235

LIABILITIES:
Reverse repurchase agreements (Note 2)	9,896,040
Unrealized depreciation on futures contracts	2,151,274
Payable for capital shares redeemed	679,500
Payable to Adviser (Note 4)	60,353
Interest payable on reverse repurchase agreements	2,199
Total liabilities	12,789,366
NET ASSETS	$65,228,869

NET ASSETS CONSISTS OF:
Paid-in capital	$63,164,919
Total distributable earnings (accumulated losses)	2,063,950
Total net assets	$65,228,869

Net assets	$65,228,869
Shares issued and outstanding (a)	2,400,000
Net asset value per share	$27.18

COST:
Investments, at cost	$55,223,008

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	4

Consolidated Statement of Operations	STKd 100% Bitcoin & 100% Gold ETF

For the Year Ended March 31, 2026

INVESTMENT INCOME:
Dividend income	$2,191,697
Interest income	75,980
Total investment income	2,267,677

EXPENSES:
Investment advisory fee (Note 4)	696,172
Interest expense	4,437
Total expenses	700,609
NET INVESTMENT INCOME (LOSS)	1,567,068

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	69,535
Futures contracts	(27,433,971)
Net realized gain (loss)	(27,364,436)
Net change in unrealized appreciation (depreciation) on:
Investments	1,470,867
Futures contracts	190,484
Net change in unrealized appreciation (depreciation)	1,661,351
Net realized and unrealized gain (loss)	(25,703,085)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,136,017)

The accompanying notes are an integral part of these financial statements.	5

Consolidated Statements of Changes in Net Assets	STKd 100% Bitcoin & 100% Gold ETF

	Year ended March 31, 2026	Period ended March 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,567,068	$235,981
Net realized gain (loss)	(27,364,436)	2,549,160
Net change in unrealized appreciation (depreciation)	1,661,351	(657,614)
Net increase (decrease) in net assets from operations	(24,136,017)	2,127,527

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,029,997)	(43,414)
Total distributions to shareholders	(3,029,997)	(43,414)

CAPITAL TRANSACTIONS:
Shares sold	340,454,772	30,265,648
Shares redeemed	(272,145,380)	(8,264,270)
Net increase (decrease) in net assets from capital transactions	68,309,392	22,001,378

NET INCREASE (DECREASE) IN NET ASSETS	41,143,378	24,085,491

NET ASSETS:
Beginning of the period	24,085,491	–
End of the period	$65,228,869	$24,085,491

SHARES TRANSACTIONS
Shares sold	9,375,000	1,200,000
Shares redeemed	(7,875,000)	(300,000)
Total increase (decrease) in shares outstanding	1,500,000	900,000

(a)	Inception date of the Fund was October 15, 2024.

The accompanying notes are an integral part of these financial statements.	6

Consolidated Financial Highlights	STKd 100% Bitcoin & 100% Gold ETF

For a share outstanding throughout the periods presented

	Year ended March 31, 2026	Period ended March 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$26.76	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss) (b)(c)	0.82	0.32
Net realized and unrealized gain (loss) on investments (d)	0.75	6.49
Total from investment operations	1.57	6.81

LESS DISTRIBUTIONS FROM:
Net investment income	(1.15)	(0.05)
Total distributions	(1.15)	(0.05)

Net asset value, end of period	$27.18	$26.76

TOTAL RETURN (e)	4.92%	34.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$65,229	$24,085
Ratio of expenses to average net assets (f)(g)	1.00%	0.99%
Ratio of interest expense to average net assets (f)(g)	0.01%	0.00%(g)
Ratio of operational expenses to average net assets excluding
interest expense (f)(g)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets (f)(g)	2.23%	2.51%
Portfolio turnover rate (e)(i)	425%	107%

(a)	Inception date of the Fund was October 15, 2024.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Ratios do not include the income and the expenses of the underlying funds in which the Fund invests.

(g)	Annualized for periods less than one year.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	7

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

 NOTE 1 – ORGANIZATION

The STKd 100% Bitcoin & 100% Gold ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Quantify Chaos Advisors, LLC, doing business as Quantify Funds (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on October 15, 2024.

The investment objective of the Fund is to seek long-term capital appreciation.

 NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, including exchange traded funds, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Reverse repurchase agreements are valued at their acquisition cost, and assessed for credit adjustments, which represents fair value.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. Futures contracts are priced by an approved independent pricing service.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$22,131,889	$–	$–	$22,131,889
Money Market Funds	24,554,880	–	–	24,554,880
U.S. Treasury Bills	–	9,999,002	–	9,999,002
Total Investments	$46,686,769	$9,999,002	$–	$56,685,771

Other Financial Instruments: (a)
Futures Contracts	$1,692,248	$–	$–	$1,692,248
Total Other Financial Instruments	$1,692,248	$–	$–	$1,692,248

Liabilities:
Investments:
Reverse Repurchase Agreements	$–	$(9,896,040)	$–	$(9,896,040)
Total Investments	$–	$(9,896,040)	$–	$(9,896,040)

Other Financial Instruments: (a)
Futures Contracts	$(2,151,274)	$–	$–	$(2,151,274)
Total Other Financial Instruments	$(2,151,274)	$–	$–	$(2,151,274)

(a)	Other Financial Instruments are derivative instruments which are presented at the net unrealized appreciation (depreciation) on the investment as shown on the Consolidated Schedules of Futures Contracts.

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

B.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

As of March 31, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary (defined in Note 2.G.) is a controlled foreign corporation not subject to Cayman Islands or U.S. income taxes. As a wholly-owned foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts and premiums on debt securities purchased are accreted and amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Futures Contracts. The Fund may purchase futures contracts to gain long exposure to commodities. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Fund’s use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Fund had futures contracts activity during the year ended March 31, 2026. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with StoneX Financial, Inc. or ClearStreet LLC acting as the futures commission merchant.

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

E.	Derivative Instruments. The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The

Fund may use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund holds futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in broad-based exchange-traded funds.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for open futures contracts represents the contracts times the multiplier times the underlying price.

The Fund’s average notional value of futures contracts outstanding during the year ended March 31, 2026 was $126,160,340.

The following tables show the effects of derivative instruments on the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of March 31, 2026:

	Asset Derivatives		Liability Derivatives

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures Contracts
Commodities Risk	Unrealized appreciation on futures contracts	$1,692,248	Unrealized depreciation on futures contracts	$2,151,274

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the year ended March 31, 2026:

Change in
Unrealized
		Realized Gain	Appreciation
	Location of Gain (Loss)	(Loss) on	(Depreciation) on
Instrument	on Derivatives	Derivatives	Derivatives
Futures Contracts
Commodities Risk	Net realized gain (loss) and Net change in unrealized appreciation (depreciation) on futures contracts	$(27,433,971)	$190,484

The Fund’s futures contracts are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

F.	Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Consolidated Statement of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

G.	Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the STKd Bitcoin & Gold Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund and its Subsidiary. The financial statements of the Subsidiary is consolidated with the Fund’s financial statements. The Fund had $19,134,540, or 22.1% of its total assets invested in the Subsidiary as of March 31, 2026.

H.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

I.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which The NASDAQ or The New York Stock Exchange is closed for trading.

K.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

M.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivatives Risk Management Program that complies with Rule 18f-4.

N.	Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with its custodian bank, of cash or other liquid securities, marked-to-market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. The Fund also retains the risk that the collateral will decrease in value and be insufficient in the event of a default. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

O.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to adjustments related to the Subsidiary. These reclassifications have no effect on net assets or NAV per share. For the year ended March 31, 2026, the following reclassification adjustments were made:

Total Distributable
Earnings/(Accumulated
Paid-In Capital	Losses)
$(27,145,851)	$27,145,851

 NOTE 3 – PRINCIPAL INVESTMENT RISKS

Bitcoin Investment Risks. The Fund's indirect investment in bitcoin, through futures contracts and exchange-traded products (”Underlying Funds”), exposes it to the unique risks of this emerging innovation. Bitcoin's price is highly volatile, and its market is influenced by the changing Bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as "whales," can significantly influence Bitcoin's price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect Bitcoin's price. For example, if a group of miners gains control over a majority of the Bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen Bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to Bitcoin's software, proposed by developers, can lead to the creation of new digital assets, or "forks," if not broadly adopted. This can impact bitcoin's demand and the Fund's performance. The extreme volatility of bitcoin's market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin's price and the Fund's investments.

The value of Bitcoin has historically been subject to significant speculation, making trading and investing in Bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin's price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of Bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network's hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

Proposed changes to the Bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of Bitcoin's price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

The Fund’s strategy may be harmed to the extent Bitcoin is viewed less as a risk asset, and more as, like gold, a safe haven asset, resulting in the two assets having a much higher correlation and a less stable investment trajectory for the Fund.

●	Digital Assets Risk. Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

●	Digital Asset Markets Risk. The digital asset market, particularly bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund's reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund's Shares.

●	Blockchain Technology Risk. Blockchain technology, which underpins bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

Gold Investment Risks. The Fund will not invest directly in gold but will gain exposure through gold futures contracts and Underlying Funds. These investments are subject to significant risk due to the inherent volatility and unpredictability of the commodities markets. The value of these investments is typically derived from the price movements of physical gold or related economic variables. Price fluctuations in gold linked instruments can be swift and substantial, often showing a low correlation with the returns of traditional equity and bond markets and may not align with trends in other asset classes.

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

Numerous factors can influence the price of gold and gold futures contracts, including overall market movements, interest rate changes, and variations in global supply and demand. Additionally, the volume of gold imports and exports, production factors such as weather conditions, and technological advances in gold processing and mining can significantly impact gold and gold futures prices. Increased hedging activities, economic conditions, regulatory developments, and political stability also play crucial roles. Furthermore, global supply and demand dynamics, political and economic events, inflation expectations, currency exchange rates, and investment activities of hedge funds and commodity funds can all affect gold prices. Sharp fluctuations in gold markets may result in potential losses. In addition, gold markets have experienced extended periods of flat or declining prices. Investors should also be aware that while gold is often used to preserve wealth, there is no assurance that it will maintain its long-term value in terms of purchasing power.

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

 NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities and financial instruments for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also serves as the adviser to the Subsidiary pursuant to an advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.99%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the year ended March 31, 2026 are disclosed in the Consolidated Statement of Operations.

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the portion of the fund’s portfolio invested in U.S. Treasury Bills, money market funds, cash and other cash equivalents, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all or a portion of expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay a corresponding share of the Sub-Adviser the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. The Sub-Adviser also serves as sub-adviser to the Subsidiary pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser (the “Subsidiary Sub-Advisory Agreement”). The Sub-Adviser does not receive any compensation for services rendered by the Sub-Adviser as sub-adviser to the Subsidiary.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative, compliance and management services (other than investment advisory services) for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s and the Subsidiary’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative, accounting and management services (other than investment advisory services) for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s and the Subsidiary’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

 NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

The Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting year.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

 NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiary were $68,927,419 and $56,483,821, respectively.

For the year ended March 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the year ended March 31, 2026, there were no in-kind transactions associated with creations or redemptions for the Fund.

 NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended March 31, 2026 and prior fiscal period ended March 31, 2025, were as follows:

Distributions paid from:	March 31, 2026	March 31, 2025
Ordinary Income	$3,029,997	$43,414

As of the year ended March 31, 2026, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Investments, at cost(a)	$55,219,000
Gross tax unrealized appreciation	1,978,992
Gross tax unrealized depreciation	(512,221)
Net tax unrealized appreciation (depreciation)	1,466,771
Undistributed ordinary income (loss)	975,171
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(377,992)
Total distributable earnings (accumulated losses)	$2,063,950

(a)	The difference between book and tax-basis cost of investments is primarily due to the treatment of wash sales, mark-to-market and grantor trusts.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund's next taxable year. As of the fiscal year ended March 31, 2026, the Fund did not elect to defer any post-October losses or late-year losses.

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

As of the fiscal year ended March 31, 2026, the Fund did not have long-term capital loss carryovers and had short-term capital loss carryovers of $377,992.

 NOTE 8 – REVERSE REPURCHASE AGREEMENTS

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. Reverse repurchase agreements are regarded as a form of secured borrowing by the Fund. Securities sold under reverse repurchase agreements are reflected as a liability in the Consolidated Statement of Assets and Liabilities. Interest payments made under reverse repurchase agreements during fiscal year ended March 31, 2026 totaled $4,357 and are recorded as a component of Interest expense in the Consolidated Statement of Operations.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on the reverse repurchase contract is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
U.S. Treasury Bill	$–	$(9,986,040)	$–	$–	$(9,986,040)
Total	$–	$(9,986,040)	$–	$–	$(9,986,040)

Below is information about reverse repurchase agreements eligible for offset in the Consolidated Statement of Assets and Liabilities, on both a gross and net basis:

Net Amounts
		Gross Amounts	of Liabilities
		Offset in the	Presented in		Cash
	Gross	Statement of	the Statement		Collateral
	Amounts of	Assets and	of Assets and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Liabilities
Reverse Repurchase Agreements	$(9,986,040)	$—	$(9,986,040)	$9,986,040	$-	$-

* Excess of collateral pledged to the counterparty is not shown for financial statement purposes.

 NOTE 9 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on The NASDAQ. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the fund, may be charged on all cash transactions, non-standard orders, or partial cash transactions for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Notes to the Consolidated Financial Statements	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

 NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that they will be successful in doing so.

 NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm	STKd 100% Bitcoin & 100% Gold ETF

To the Shareholders of STKd 100% Bitcoin & 100% Gold ETF and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments, futures contracts and reverse repurchase agreements, of STKd 100% Bitcoin & 100% Gold ETF (the “Fund”), a series of Tidal Trust II, as of March 31, 2026, the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets and the consolidated financial highlights for the year then ended and for the period from October 15, 2024 (commencement of operations) through March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 29, 2026

Additional Information (Unaudited)	STKd 100% Bitcoin & 100% Gold ETF

March 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

STKd 100% Bitcoin & 100% Gold ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2026, was as follows:

STKd 100% Bitcoin & 100% Gold ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended March 31, 2026, was as follows:

STKd 100% Bitcoin & 100% Gold ETF	0.35%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

 5

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 6

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	June 8, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 8, 2026

* Print the name and title of each signing officer under his or her signature.

 7